Note 2 - Accounting Judgments and Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
Note 2.	Accounting Judgments and Estimation Uncertainty

The preparation of Opera’s consolidated financial statements requires the use of accounting estimates. Management also needs to exercise judgment in applying Opera’s accounting policies. These estimates and judgments affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. Accounting estimates and assumptions, which are continuously reviewed, are based on historical experience and various other factors that are believed to be reasonable under the circumstances. Uncertainty about these estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. A change in an accounting estimate is recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following summarizes the most significant judgments and estimates used in preparing the consolidated financial statements.

Fair Value Measurement for Investments Held for Sale

At the end of 2021, the board of directors of Opera Limited authorized a plan to pursue divestments of Opera’s shares in Nanobank, OPay and Star X, allowing Opera to realize the values of its strategic investments and streamline the company’s focus around its own core business. Consequently, these assets were classified as held for sale as of December 31, 2021. The classification as held for sale did not impact the measurement of the shares in OPay and Star X, which were accounted for as financial assets at fair value through profit or loss based on the considerations outlined in separate sections below. However, the classification as held for sale did impact the measurement of the shares in Nanobank. Opera’s investment in Nanobank was accounted for in accordance with the equity method until the classification as held for sale, at which point in time Opera ceased to apply the equity method and measured the shares at their fair value less costs to sell.

Nanobank

Fair value less costs to sell was determined based on the transaction Opera entered into in March 2022, when Opera completed the sale of the shares in Nanobank, as outlined in Note 19. Management determined that the present value of the consideration to be received for the shares in Nanobank was the best estimate of fair value as of year-end 2021 based on the transaction being completed shortly after the end of the reporting period. Events and developments in 2022 in the period up until the sale, both matters internal of Nanobank, and matters related to the markets in which Nanobank operates, were assessed as not having a material impact on the fair value of the shares in Nanobank. The total consideration for the shares is US$127.1 million, due quarterly in eight equal installments over the next two years. A discount rate of 5.0% was used to calculate the present value of the consideration, estimated to be US$120.3 million, which resulted in an impairment loss of US$118.2 million. See Note 12 for more information.

OPay

The fair value of the shares in OPay was measured using methods and techniques that reflect the economic rights and benefits of the shares. These rights and benefits include redemption rights and liquidation preferences. Management determined that a combination of the probability weighted expected return model (“PWERM”) and the option pricing model (“OPM”) were appropriate when estimating the fair value of both the preferred and ordinary shares in OPay in 2021. The current value method ("CV"), which was used in combination with the PWERM and OPM to estimate the fair value in 2020, was deemed as inappropriate for the fair value measurement in 2021 because it is generally only appropriate when a liquidity event is imminent or when the investee is at a very early stage of its development, neither of which was considered to be the case for OPay because it has completed several funding rounds over the past years. All three methods build on estimates, such as discount for lack of marketability and the fair value of equity in the companies. Moreover, the PWERM model is based on estimates for future scenarios and outcomes, including sale transactions, initial public offering, dissolution, and redemption. More details on the fair value measurement of the ordinary and preferred shares are provided in Note 12.

Star X

The fair value of the preferred shares in Star X as of year-end 2021, was determined based on the transaction price Opera received for the shares when they were sold after the end of the reporting period. Management determined that the transaction price was the best estimate of the fair value as of year-end 2021 based on the transaction being completed shortly after the end of the reporting period, and based on an assessment that events and developments in 2022 in the period up until the sale, both matters internal of Star X, and matters related to the markets in which Star X operates, did not have a material impact on the fair value of the preferred shares in Star X. See Note 12 for more information on the investment in Star X held in 2021 and Note 19 for more information on the sale in 2022 of the preferred shares.

Classification of Investment in OPay

Opera has invested in ordinary and preferred shares in OPay Limited ("OPay"), holding 6.44% of the total number of shares outstanding as of December 31, 2021, a reduction from holding 13.1% as of December 31, 2020. The reduction in ownership interest in 2021 was due to Opera selling some of its preferred shares and OPay issuing new shares to other investors, thus diluting Opera’s ownership interest.

Management considered all relevant facts and circumstances related to the investment in OPay and concluded that as of mid-2021, Opera could no longer consider having an ability to participate in financial and operating policy decisions in the company. This resulted in OPay ceasing to be classified as an associate of Opera. Management used significant judgment in arriving at this conclusion as Opera’s chairman and CEO is also chairman and CEO of OPay. Factors that were key in the assessment include Opera’s ownership reduction, that Opera’s chairman and CEO holds his roles at OPay as a representative of his personal investment entity, which also is an investor in OPay, and that the corporate governance framework in OPay no longer allows him to exercise significant influence in OPay on behalf of Opera.

As a result of Opera losing significant influence over OPay, the investment in ordinary shares was measured at fair value through profit or loss. The reclassification of the investment in OPay did not change the measurement basis for the preferred shares, which were, and still are, measured at fair value through profit or loss. See below for information on the estimation uncertainty related to the measurement of fair value of the shares.

Up until Opera lost significant influence over OPay in mid-2021, significant judgment was applied in determining the share of profit or loss to be recognized under the equity method. Management considered the rights and benefits of all classes of shares issued by OPay and determined that Opera’s share of profit or loss was to be calculated based on its number of ordinary shares relative to the total number of shares outstanding, including preferred shares, opposed to only the total number of ordinary shares outstanding. See Note 12 for more information on the investment in OPay.

Basis of Accounting for Investment in Preferred Shares in Star X

Opera had invested in preferred shares in Star Group Interactive Inc. ("Star X", formerly known as "StarMaker"), an entity over which Opera had significant influence. Management applied significant judgment in determining that the preferred shares are financial assets in scope of IFRS 9 as opposed to an investment in an associate to be accounted for under the equity method. In determining the basis of accounting for the preferred shares, management assessed whether the shares give access to returns associated with an underlying ownership interest consistent with the principle in IAS 28 for evaluating instruments containing potential voting rights. Considering the rights in Star X’s profits, exposure to changes in the fair value of its net assets and the exposure to its losses, i.e., exposure to variations in Star X’s net assets, management concluded that the preferred shares do not give access to returns associated with an underlying ownership interest. Specifically, the preferred shares provide the following rights over ordinary shares:

●	Redemption right: The ability to reclaim the invested amount plus 8% per annum if certain defined events occur.
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Liquidation preference: In the event of liquidation, holders of the preferred shares are entitled to receive an amount equal to 100% of the share issue price and their pro rata share of any proceeds in excess of the share issue price.

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Dividend right: Holders of the preferred shares are entitled to an annual non-cumulative dividend equal to 8% of the share issue price, payable only if and when declared by the board of directors of Star X.

The rights of the preferred shares entail that they are debt instruments, but they do not give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. Thus, the preferred shares were measured at fair value through profit or loss in accordance with the accounting policy for financial assets. Still, the preferred shares represented a long-term interest that in substance formed part of the net investment in Star X as an associate. Consequently, the carrying amount of the preferred shares was presented as part of investments in associates and joint ventures in the Statement of Financial Position until the shares were classified as held for sale as of year-end 2021, which resulted in the carrying amount being presented as part of assets held for sale. Changes in fair value were presented as fair value gain on investments in the Statement of Operations. The classification of the investment as held for sale at the end of 2021 did not impact the basis of accounting. After the end of the reporting period, Opera sold its preferred shares in Star X. See Notes 12 and 19 for more information.

Recoverable Amount for Goodwill and Other Intangible Assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. Goodwill and the Opera brand (“Trademark”), which have indefinite useful lives, were tested for impairment as of December 31, 2021, based on estimates of value in use for the CGUs to which the goodwill and Trademark are allocated. The value in use calculation is based on a discounted cash flow (“DCF”) model. It requires management to estimate future cash flows expected to arise from the CGU, discounted using a suitable discount rate. The key assumptions in determining the value in use are the expected future cash flows, long-term growth rate and the discount rate. The key assumptions, including a sensitivity analysis, are disclosed in Note 11.

Opera periodically, and when circumstances warrant, reviews capitalized development expenditure to evaluate whether there are indicators of impairment for individual assets. If indicators of impairment are identified, Opera tests the asset or CGU to which it is included for impairment in accordance with the principles for impairment of non-financial assets, as disclosed in Note 1. In the event Opera abandons a development project, any related asset which was being developed is written off immediately. See Note 11 for more information on capitalized development expenditure.

Capitalized Development Expenditure

Opera capitalized expenditure incurred in the development of new products and services. Initial capitalization of expenditure is based on management’s judgment that the project meets all of the six criteria listed in the section for intangible assets in Note 1. Assessing if and when all of these criteria are met is based on judgment, which takes into account past experiences and expectations about the technical ability to complete the asset as intended.

Share-based Remuneration

Estimating fair value for share-based awards requires an assessment of an appropriate valuation model, which depends on the terms and conditions of the grant. The estimate of fair value also requires an assessment of the most appropriate inputs to the valuation model, including grant date fair value of the underlying equity, the expected life of the grant, volatility, and dividend yield. Assumptions and models used for current grants are disclosed in Note 5.